Submission	Dec. 04, 2024
Submission [Line Items]
Central Index Key	0001091667
Registrant Name	CHARTER COMMUNICATIONS, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES